Interest in Joint Operation - Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 AUD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	[2]
Non-current assets
Property, plant and equipment	$ 4,892.9		$ 4,524.6	[1]		$ 4,295.6	[1]
Current assets	1,114.4		1,052.7	[1]
Cash and cash equivalents	479.0		526.7	[1],[2]		440.0	[2]	$ 458.0
Prepayments	51.5		50.1
Total assets	6,620.1		6,311.5	[1]		5,860.9	[1]
Total equity
Retained earnings	1,471.1		1,552.6	[1]		1,433.6	[1]
Non-current liabilities	2,363.1		2,278.8	[1]
Deferred taxation	453.9		458.6	[1]		482.2	[1]
Long-term incentive plan	0.0		23.6	[1]
Current liabilities	854.0		859.4	[1]
Trade and other payables	548.5		543.3	[1]
Stamp duty payable	0.0		13.0	[1]
Total equity and liabilities	6,620.1		6,311.5	[1]		$ 5,860.9	[1]
Joint operations [member]
Non-current assets
Property, plant and equipment	374.9	$ 485.7	268.6		$ 372.4
Current assets	7.2	9.3	3.9		5.4
Cash and cash equivalents	5.3	6.8	0.0		0.0
Prepayments	1.9	2.5	3.9		5.4
Total assets	382.1	495.0	272.5		377.8
Total equity
Retained earnings	(2.3)	(2.9)	0.0		0.0
Non-current liabilities	11.8	15.2	0.1		0.2
Deferred taxation	4.2	5.4	0.1		0.2
Long-term incentive plan	7.6	9.8	0.0		0.0
Current liabilities	372.6	482.7	272.4		377.6
Related entity loans payable	347.3	449.9	191.7		265.8
Trade and other payables	14.1	18.3	0.0		0.0
Deferred consideration	11.2	14.5	67.7		93.8
Stamp duty payable	0.0	0.0	13.0		18.0
Total equity and liabilities	$ 382.1	$ 495.0	$ 272.5		$ 377.8

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.